Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks
The accompanying table summarizes credit-related commitments and other purchase and funding commitments:

dollars in millions	December 31, 2023	December 31, 2022
Financing Commitments
Financing assets (excluding leases)	$57,567	$23,452
Letters of Credit
Standby letters of credit	2,412	436
Other letters of credit	103	44
Deferred Purchase Agreements	2,076	2,039
Purchase and Funding Commitments (1)	685	941
(1)    BancShares’ purchase and funding commitments relate to the equipment leasing businesses’ commitments to fund Rail’s railcar manufacturer purchase and upgrade commitments.